Commitments and Contingencies - License Agreements and Litigation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Commitments and Contingencies
Upfront fee	$ 1.0
Accrued litigation liability	$ 0.0		$ 0.0
US
Commitments and Contingencies
Milestone payments		$ 5.0
European Union
Commitments and Contingencies
Milestone payments		4.0
Four additional countries
Commitments and Contingencies
Milestone payments		$ 1.0